Long-Term Notes - Additional Information (Detail)	1 Months Ended	9 Months Ended			0 Months Ended	9 Months Ended
	Jan. 29, 2008	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Jan. 14, 2013 Hanwha SolarOne Hong Kong Limited ("SolarOne HK") 2013 Notes USD ($)	Sep. 30, 2013 Hanwha SolarOne Hong Kong Limited ("SolarOne HK") 2013 Notes USD ($)	Sep. 30, 2013 Hanwha SolarOne Hong Kong Limited ("SolarOne HK") 2013 Notes CNY
Debt Instrument [Line Items]
Notes issued and sold					$ 100,000,000
Notes maturity period					3 years
Notes interest rate description						The 2013 Notes bear interest at a floating rate indexed to 3-month LIBOR plus a margin of 2.23% per annum.
Margin rate over 3-month LIBOR						2.23%
Notes payment terms						Interests are payable quarterly on April 15, July 15, October 15 and January 15 of each year, commencing on April 15, 2013.
Notes frequency of periodic payment						Quarterly
Notes maturity date	Jan. 15, 2018					Jan. 15, 2016
Net proceeds from issuance of notes		100,975,000	617,970,000	1,369,370,000		99,700,000
Notes percentage of principal amount redeemed						100.00%
Deferred debt issuance costs						$ 307,516	1,882,000